Income Taxes - Income Tax (Benefit) Provision (Detail) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Current:
Federal											$ 5,307	$ (146)	$ (64)
State											1,722	311	283
Current Income tax (benefit) provision											7,029	165	219
Deferred:
Federal											15,117	34,168	28,824
State											2,489	1,635	779
Deferred Income tax (benefit) provision									$ (82,292)	$ 28,195	17,606	35,803	29,603
Income tax (benefit) provision	$ (12,126)	$ (2,063)	$ 74,517	$ (35,693)	$ (5,183)	$ 22,628	$ 9,360	$ 9,163	$ (78,117)	$ 36,761	$ 24,635	$ 35,968	$ 29,822